UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06088

Salomon Brothers Institutional Series Funds Inc

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY (Address of principal executive offices)	10004 (Zip code)

Robert I. Frenkel, Esq.
Salomon Brothers Asset Management Inc
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 725-6666

Date of fiscal year end: February 29

Date of reporting period: August 31, 2004

ITEM 1.     REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

August 31, 2004

SEMI-ANNUAL
REPORT

Salomon Brothers Asset Management

Salomon Brothers Institutional Series Funds Inc	• High Yield Bond Fund
• Emerging Markets Debt Fund

NOT FDIC INSURED	•	NOT BANK GUARANTEED	•	MAY LOSE VALUE

Letter from the Chairman

Dear Shareholder,

The bond markets generated positive returns over the six-month period ended August 31, 2004. Although prices declined significantly in April, they stabilized over recent months. The pullback in bond prices, which tend to move opposite anticipated interest rate movements, was triggered by heightened concern about resurgent inflation, rising rates, and anticipation that the Federal Reserve Bank (“Fed”) would begin to push key short-term rates higher. Rising interest rates can act as a brake on robust economic growth, helping to maintain a balance between steady growth and the inflation that generally can accompany it.

As was widely expected, the Fed raised its target for the federal funds rate(i) from a four-decade low of 1.00% at the start of the period to 1.25% in June, and then increased it again by another quarter-of-a-percentage point on August 10, 2004. Following the end of the fund’s reporting period, at its September meeting, the Fed once again increased its target for the federal funds rate to 1.75%.

After a strong start to the period amid a relatively benign stretch in the U.S. Treasury bond market, emerging market bonds lost some ground in April and May, as they were disrupted by a sell-off driven almost entirely by technical factors. However, the markets rebounded during the past three months, supporting positive returns for this sector over the period.

R. Jay Gerken, CFA Chairman, President and Chief Executive Officer

The U.S. high-yield bond market took a more tempered tone this year versus 2003, as signs of economic recovery increased and statements by the Fed indicated that it might begin raising interest rates sooner than anticipated. However, recent improvement in the U.S. economy has proved favorable for corporate earnings and the corporate bond credit environment. While markets will fluctuate, the high-yield market has remained healthy from a fundamental perspective, as many companies generated better-than-expected earnings and default rates continued to decline.

High Yield Bond Fund

Within this environment, the fund performed as follows: For the six months ended August 31, 2004, shares of the Salomon Brothers Institutional Series Funds Inc – High Yield Bond Fund returned 3.45%. These shares outperformed the fund’s unmanaged benchmark, the Citigroup High Yield Market Index,ii which returned 3.15% for the same period. They also outperformed the fund’s Lipper high current yield funds category average, which returned 2.54%.1

Emerging Markets Debt Fund

Within this environment, the fund performed as follows: For the six months ended August 31, 2004, shares of the Salomon Brothers Institutional Series Fund Inc – Emerging Markets Debt Fund returned 3.83%. These shares performed in-line with the fund’s unmanaged benchmark, the J.P. Morgan Emerging Markets Bond Index Plus,iii which returned 3.79% for the same period. They also outperformed the fund’s Lipper emerging markets debt funds category average, which returned 3.38%.2

[1]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended August 31, 2004, calculated among the 427 funds in the fund’s Lipper category, including the reinvestment of dividends and capital gains, if any.

[2]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended August 31, 2004, calculated among the 52 funds in the fund’s Lipper category, including the reinvestment of dividends and capital gains, if any.

PERFORMANCE SNAPSHOT AS OF AUGUST 31, 2004
6 Months
High Yield Bond Fund	3.45%
Citigroup High Yield Market Index	3.15%
Lipper High Current Yield Funds Category Average	2.54%
30-Day SEC Yield	7.83%

Emerging Markets Debt Fund	3.83%
J.P. Morgan Emerging Markets Bond Index Plus	3.79%
Lipper Emerging Markets Debt Funds Category Average	3.38%
30-Day SEC Yield	6.51%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.citigroupam.com

Fund returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. The funds yields’ reflect voluntary fee waivers and reimbursements, which may be reduced or terminated at any time. With regard to High Yield Bond Fund, without these fee waivers and reimbursements, the fund’s yield would have been 7.64%. With regard to Emerging Markets Debt Fund, without these fee waivers and reimbursements, the fund’s yield would have been 6.25%

Information About Your Funds

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The funds’ Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the funds’ response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The funds have been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management (“CAM”) disclosed an investigation by the Securities and Exchange Commission (“SEC”) and the U.S. Attorney relating to CAM’s entry into the transfer agency business during 1997-1999. Citigroup has disclosed that the Staff of the SEC is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup, the former CEO of CAM, a former employee and a current employee of CAM, relating to the creation, operation and fees of its internal transfer agent unit that serves various CAM-managed funds. This internal transfer agent did not provide services to the funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

September 17, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

High Yield Bond Fund

RISKS: Investments in high yield securities and foreign securities, including emerging markets, involve risks beyond those inherent in solely higher-rated and domestic investments. The risks of high yield securities include, but are not limited to, price volatility and the possibility of default in the timely payment of interest and principal. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions. These risks are magnified in emerging markets. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance.

Emerging Markets Debt Fund

RISKS: The fund invests in high yield bonds, which are subject to additional risks such as the increased risk of default and greater volatility because of lower credit quality of the issues. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions. These risks are magnified in emerging markets.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor can not invest directly in an index.

[i]	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
ii	The Citigroup High Yield Market Index is a broad-based unmanaged index of high yield securities.
iii

The J.P. Morgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets.

SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC High Yield Bond Fund

Investment Breakdown as of February 29, 2004*

3.5% Services/Other

2.1% Financial/Leasing

8.1% Short Term
Holdings-Repurchase
Agreements

16.3% Consumer
Non-Cyclicals

15.4% Basic Industries

2.8% Other

5.6% Manufacturing

5.8% Utilities

9.0% Energy

9.3% Consumer Cyclicals

10.5% Telecommunications

11.6% Media

Investment Breakdown as of August 31, 2004*

7.8% Manufacturing

5.5% Services/Other

1.9% Technology

2.0% Other

0.5% Short Term
Holdings-Repurchase
Agreement

18.3% Consumer
Non-Cyclicals

18.8% Basic Industries

6.3% Utilities

9.1% Energy

9.7%
Consumer Cyclicals

9.7%
Telecommunications

10.4% Media

______________

*	As a percentage of total investments. Please note that portfolio holdings are subject to change.

SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC Emerging Markets Debt Fund

Investment Breakdown as of February 29, 2004*

4.7% Venezuela 4.6% The Philippines 3.9% Peru 8.6% Other 0.5% Short Term Holdings-Repurchase Agreement 24.2% Brazil 4.8% Ecuador 5.2% Panama 5.2% Turkey 5.3% Colombia 16.1% Mexico 16.9% Russia

Investment Breakdown as of August 31, 2004*

3.9% Venezuela 4.6% The Philippines 4.4% Peru 9.0% Other 0.7% Short Term Holdings-Repurchase Agreement 25.2% Brazil 5.1% Ecuador 6.6% United States 5.0% Turkey 5.0% Colombia 20.8% Russia 9.7% Mexico

_____________

*	As a percentage of total investments. Please note that portfolio holdings are subject to change.

SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested on March 1, 2004 and held for the six months ended August 31, 2004.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
High Yield Bond Fund	3.45%	$1,000.00	$1,034.50	0.55%	$2.82
Emerging Markets Debt Fund	3.83	1,000.00	1,038.30	0.75	3.85

(1)	For the six months ended August 31, 2004.
(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value.
(3)

Expenses (net of voluntary waiver) are equal to each Fund’s respective annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
High Yield Bond Fund	5.00%	$1,000.00	$1,022.43	0.55%	$2.80
Emerging Markets Debt Fund	5.00	1,000.00	1,021.42	0.75	3.82

(1)	For the six months ended August 31, 2004.
(2)

Expenses (net of voluntary waiver) are equal to each Fund’s respective annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Schedules of Investments

August 31, 2004 (unaudited)

Salomon Brothers Institutional High Yield Bond Fund

Face Amount	Security	Value
CORPORATE BONDS & NOTES —- 93.3%
Basic Industries —- 18.2%
$1,000,000	Abitibi-Consolidated, Inc., Debentures, 8.850% due 8/1/30	$997,500
	Airgas, Inc.:
500,000	Medium-Term Notes, 7.750% due 9/15/06	530,000
400,000	Sr. Sub. Notes, 9.125% due 10/1/11	453,000
650,000	AK Steel Corp., 7.875% due 2/15/09	630,500
575,000	Anchor Glass Container Corp., Sr. Secured Notes, 11.000% due 2/15/13	658,375
	Appleton Papers, Inc.:
450,000	Sr. Notes, 8.125% due 6/15/11 (a)	459,000
150,000	Sr. Sub. Notes, 9.750% due 6/15/14 (a)	152,250
575,000	Applied Extrusion Technologies, Inc., Sr. Notes, Series B, 10.750% due 7/1/11 (b)	350,750
600,000	BCP Luxembourg Holding, Sr. Sub. Notes, 9.625% due 6/15/14 (a)	647,250
550,000	Berry Plastics Corp., Sr. Sub. Notes, 10.750% due 7/15/12	618,750
400,000	Buckeye Technologies Inc., Sr. Sub. Notes, 9.250% due 9/15/08	402,000
300,000	Compass Minerals Group, Inc., Sr. Sub. Notes, 10.000% due 8/15/11	334,500
525,000	Equistar Chemicals L.P., Sr. Notes, 10.625% due 5/1/11	593,250
325,000	Ethyl Corp., Sr. Notes, 8.875% due 5/1/10	350,188
650,000	Huntsman International LLC, Sr. Sub. Notes, 10.125% due 7/1/09	672,750
625,000	IMCO Recycling Inc., Sr. Secured Notes, 10.375% due 10/15/10	671,875
500,000	ISP Chemco Inc., Sr. Sub. Notes, Series B, 10.250% due 7/1/11	558,750
1,075,000	Koppers Inc., Sr. Secured Notes, 9.875% due 10/15/13	1,187,875
250,000	Luscar Coal, Ltd., Sr. Notes, 9.750% due 10/15/11	283,125
	Lyondell Chemcial Co., Sr. Secured Notes:
300,000	11.125% due 7/15/12	342,750
50,000	Series B, 9.875% due 5/1/07	52,937
400,000	Methanex Corp., Sr. Notes, 8.750% due 8/15/12	458,000
	Millennium America, Inc., Sr. Notes:
250,000	9.250% due 6/15/08 (a)	273,750
425,000	9.250% due 6/15/08	465,375
575,000	Mueller Group, Inc., Sr. Sub. Notes, 10.000% due 5/1/12 (a)	622,438
600,000	Nalco Co., Sr. Sub. Notes, 8.875% due 11/15/13 (a)	650,250
650,000	Newark Group, Inc., Sr. Sub. Notes, 9.750% due 3/15/14 (a)	633,750
575,000	Owens-Brockway Glass Containers, Sr. Secured Notes, 8.750% due 11/15/12	641,125
875,000	Plastipak Holdings, Inc., Sr. Notes, 10.750% due 9/1/11	949,375
225,000	Pliant Corp., Sr. Secured, 2nd Priority Lien Notes, 11.125% due 9/1/09	242,437
50,000	Portola Packaging Inc., Sr. Notes, 8.250% due 2/1/12	43,750
525,000	Radnor Holdings Inc., Sr. Notes, 11.000% due 3/15/10	443,625
500,000	Republic Technologies International, LLC, Sr. Secured Sub. Notes, 13.750% due 7/15/09 (b)	0
775,000	Resolution Performance Products LLC, Sr. Sub. Notes, 13.500% due 11/15/10	755,625
	Rhodia SA:
300,000	Sr. Notes, 7.625% due 6/1/10 (a)	277,500
425,000	Sr. Sub. Notes, 8.875% due 6/1/11	361,250
400,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	386,000
350,000	Smurfit-Stone Container Corp., Sr. Notes, 8.250% due 10/1/12	383,250
	Stone Container Corp., Sr. Notes:
500,000	9.750% due 2/1/11	562,500
125,000	8.375% due 7/1/12	138,125
650,000	Tekni-Plex, Inc., Sr. Secured Notes, 8.750% due 11/15/13 (a)	627,250

See Notes to Financial Statements.

Schedules of Investments

August 31, 2004 (unaudited) (continued)

Salomon Brothers Institutional High Yield Bond Fund

Face Amount	Security	Value
Basic Industries — 18.2% (continued)
	Tembec Industries, Inc.:
$1,050,000	Sr. Notes, 8.625% due 6/30/09	$1,099,875
125,000	Sr. Sub. Debentures, 8.500% due 2/1/11	132,188
500,000	UAP Holding Corp., Sr. Discount Notes, (zero coupon until 1/15/08, 10.750% thereafter), due 7/15/12 (a)	382,500
425,000	WestLake Chemical Corp., Sr. Notes, 8.750% due 7/15/11	474,938
575,000	Wolverine Tube, Inc., Sr. Notes, 10.500% due 4/1/09	632,500
		22,584,751
Consumer Cyclicals — 9.5%
500,000	AMF Bowling Worldwide, Sr. Sub. Notes, 10.000% due 3/1/10 (a)	522,500
500,000	Buffets, Inc., Sr. Sub. Notes, 11.250% due 7/15/10	527,500
600,000	Carrols Corp., Sr. Sub. Notes, 9.500% due 12/1/08	619,500
600,000	Cinemark, Inc., Sr. Discount Notes, (zero coupon until 3/15/09, 9.750% thereafter), due 3/15/14	416,250
550,000	Cole National Group, Inc., Sr. Sub. Notes, 8.875% due 5/15/12	602,250
675,000	CSK Auto Inc., Sr. Sub. Notes, 7.000% due 1/15/14	648,000
550,000	Equinox Holdings, Inc., Sr. Notes, 9.000% due 12/15/09 (a)	566,500
350,000	Eye Care Centers of America, Inc., Sr. Sub. Notes, 9.125% due 5/1/08	353,500
105,000	FelCor Lodging LP., Sr. Notes, 10.000% due 9/15/08	110,906
275,000	Finlay Fine Jewelry Corp., Sr. Notes, 8.375% due 6/1/12 (a)	294,250
370,000	Flooring America Inc., Sr. Notes, Series B, 9.250% due 10/15/07 (b)	0
325,000	General Nutrition Center, Sr. Sub. Notes, 8.500% due 12/1/10 (a)	326,625
133,000	HMH Properties, Inc., Sr. Notes, Series B, 7.875% due 8/1/08	137,655
	Host Marriott L.P.:
1,000,000	Sr. Notes, 7.125% due 11/1/13	1,022,500
50,000	Sr. Sub. Notes, Series E, 8.375% due 2/15/06	53,375
600,000	Interface, Inc., Sr. Sub. Notes, 9.500% due 2/1/14	618,000
700,000	Jo-Ann Stores, Inc., Sr. Sub. Notes, 7.500% due 3/1/12	715,750
500,000	John Q. Hammons Hotels L.P., 1st Mortgage Sr. Notes, Series B, 8.875% due 5/15/12	558,750
500,000	Leslie’s Poolmart, Sr. Notes, Series B, 10.375% due 7/15/08	512,500
	Levi Strauss & Co.:
250,000	Notes, 7.000% due 11/1/06	247,500
475,000	Sr. Notes, 11.625% due 1/15/08	494,000
50,000	Loews Cineplex Entertainment Acquisition Corp., Sr. Sub. Notes, 9.000% due 8/1/14 (a)	51,000
	MeriStar Hospitality Corp., Sr. Notes:
350,000	9.000% due 1/15/08	362,250
325,000	9.125% due 1/15/11	336,375
350,000	PETCO Animal Supplies, Inc., Sr. Sub. Notes, 10.750% due 11/1/11	397,250
425,000	Prime Hospitality Corp., Sr. Sub. Notes, Series B, 8.375% due 5/1/12	490,875
450,000	Sbarro, Inc., Sr. Notes, 11.000% due 9/15/09	408,375
	Six Flags, Inc., Sr. Notes:
275,000	9.750% due 4/15/13	257,125
100,000	9.625% due 6/1/14	93,250
		11,744,311
Consumer Non-Cyclicals — 17.7%
500,000	aaiPharma Inc., Sr. Notes, 11.500% due 4/1/10 (b)	348,750
260,076	Ahold Lease USA, Inc., Pass-Through Certificates, Series 2001- A-1, 7.820% due 1/2/20	268,040
650,000	AmeriPath, Inc., Sr. Sub. Notes, 10.500% due 4/1/13	669,500
566,000	Applica Inc., Sr. Sub. Notes, 10.000% due 7/31/08	560,340
675,000	Argosy Gaming Co., Sr. Sub. Notes, 7.000% due 1/15/14	691,875

See Notes to Financial Statements.

Schedules of Investments

August 31, 2004 (unaudited) (continued)

Salomon Brothers Institutional High Yield Bond Fund

Face Amount	Security	Value
Consumer Non-Cyclicals — 17.7% (continued)
	Boyd Gaming Corp., Sr. Sub. Notes:
$550,000	8.750% due 4/15/12	$607,750
600,000	6.750% due 4/15/14	604,500
125,000	Brown Jordan International, Inc., Sr. Sub. Notes, Series B, 12.750% due 8/15/07	103,750
425,000	Chumash Casino & Resort Enterprise, Sr. Notes, 9.000% due 7/15/10 (a)	466,437
550,000	Del Monte Corp., Sr. Sub. Notes, Series B, 9.250% due 5/15/11	613,250
	Doane Pet Care Co.:
375,000	Sr. Notes, 10.750% due 3/1/10	399,375
250,000	Sr. Sub. Notes, 9.750% due 5/15/07	234,375
200,000	Elizabeth Arden, Inc., Sr. Sub. Notes, 7.750% due 1/15/14	208,000
600,000	Extendicare Health Services, Inc., Sr. Sub. Notes, 9.500% due 7/1/10	673,500
650,000	FTD, Inc., Sr. Secured Notes, 7.750% due 2/15/14	637,000
625,000	Herbst Gaming, Inc., Sr. Sub. Notes, 8.125% due 6/1/12 (a)	632,812
650,000	Home Interiors & Gifts Inc., Sr. Sub. Notes, 10.125% due 6/1/08	562,250
350,000	Icon Health & Fitness Inc., Sr. Sub. Notes, 11.250% due 4/1/12	383,250
610,000	Inn of the Mountain Gods Resort & Casino, Sr. Notes, 12.000% due 11/15/10	692,350
325,000	InSight Health Services Corp., Sr. Sub. Notes, Series B, 9.875% due 11/1/11	330,687
675,000	Isle of Capri Casinos, Inc., Sr. Sub. Notes, 7.000% due 3/1/14	671,625
750,000	Jafra Cosmetics International Inc., Sr. Sub. Notes, 10.750% due 5/15/11	860,625
575,000	Jean Coutu Group, Inc., Sr. Notes, 7.625% due 8/1/12 (a)	595,125
500,000	Leiner Health Products, Sr. Sub. Notes, 11.000% due 6/1/12 (a)	525,000
	MGM Mirage, Inc.:
50,000	Sr. Notes, 6.750% due 9/1/12 (a)	51,250
1,100,000	Sr. Sub. Notes, 8.375% due 2/1/11	1,199,000
90,363	Nutritional Sourcing Corp., Notes, 10.125% due 8/1/09	60,995
	Park Place Entertainment Corp., Sr. Sub. Notes:
125,000	9.375% due 2/15/07	138,750
225,000	8.875% due 9/15/08	255,375
500,000	8.125% due 5/15/11	568,750
500,000	Pinnacle Entertainment Inc., Sr. Sub. Notes, 8.250% due 3/15/12	505,000
750,000	Pinnacle Foods Holding, Sr. Sub. Notes, 8.250% due 12/1/13 (a)	718,125
525,000	Psychiatric Solutions, Sr. Sub. Notes, 10.625% due 6/15/13	593,250
	Rite Aid Corp.:
150,000	Notes, 7.125% due 1/15/07	153,750
550,000	Sr. Notes, 11.250% due 7/1/08	610,500
600,000	Sealy Mattress Co., Sr. Sub. Notes, 8.250% due 6/15/14 (a)	622,500
575,000	Sun International Hotels, Sr. Sub. Notes, 8.875% due 8/15/11	633,937
325,000	Sybron Dental Specialties, Inc., Sr. Sub. Notes, 8.125% due 6/15/12	351,813
	Tenet Healthcare Corp.:
700,000	Notes, 7.375% due 2/1/13	651,000
	Sr. Notes:
125,000	6.500% due 6/1/12	111,250
150,000	9.875% due 7/1/14 (a)	157,125
225,000	6.875% due 11/15/31	178,875
575,000	United Industries Corp., Sr. Notes, Series D, 9.875% due 4/1/09	605,188
625,000	Vanguard Health Systems Inc., Sr. Sub. Notes, 9.750% due 8/1/11	728,125
400,000	Venetian Casino Resort LLC, Mortgaged Secured Notes, 11.000% due 6/15/10	457,500
275,000	Vicar Operating, Inc., Sr. Notes, 9.875% due 12/1/09	305,250
		21,997,474

See Notes to Financial Statements.

Schedules of Investments

August 31, 2004 (unaudited) (continued)

Salomon Brothers Institutional High Yield Bond Fund

Face Amount	Security	Value
Energy — 8.8%
$600,000	BRL Universal Equipment Corp., Sr. Secured Notes, 8.875% due 2/15/08	$643,500
825,000	Chesapeake Energy Corp., Sr. Notes, 7.500% due 6/15/14	884,812
250,000	Costilla Energy, Inc., Sr. Notes, 10.250% due 10/1/06 (b)(c)(e)	0
	Dynegy Holdings Inc.:
	Debentures:
775,000	7.125% due 5/15/18	647,125
225,000	7.625% due 10/15/26	186,750
750,000	Secured Notes, 9.875% due 7/15/10 (a)	840,000
300,000	Sr. Notes, 8.750% due 2/15/12	302,250
	El Paso Energy Corp.:
1,150,000	Notes, 7.875% due 6/15/12	1,112,625
	Sr. Notes:
575,000	7.800% due 8/1/31	488,750
575,000	Series MTN, 7.750% due 1/15/32	490,906
650,000	EXCO Resources, Inc., Sr. Notes, 7.250% due 1/15/11	685,750
	Hanover Compressor Co.:
250,000	Sr. Notes, 9.000% due 6/1/14	269,375
475,000	Sub. Notes, zero coupon (yield to maturity at issue, 11.000%), due 3/31/07	402,562
325,000	Magnum Hunter Resources, Inc., Sr. Notes, 9.600% due 3/15/12	368,063
475,000	Pogo Producing Co., Sr. Sub. Notes, Series B, 8.250% due 4/15/11	523,688
375,000	Stone Energy Corp., Sr. Sub. Notes, 8.250% due 12/15/11	400,313
800,000	Swift Energy Co., Sr. Sub. Notes, 9.375% due 5/1/12	884,000
	The Williams Cos., Inc., Notes:
900,000	7.625% due 7/15/19	976,500
575,000	7.875% due 9/1/21	626,031
200,000	8.750% due 3/15/32	225,500
		10,958,500
Housing Related — 1.5%
550,000	Atrium Cos., Inc., Sr. Sub. Notes, Series B, 10.500% due 5/1/09	580,250
300,000	Norcraft Cos. L.P., 9.000% due 11/1/11 (a)	324,000
350,000	Nortek, Inc., Sr. Sub. Notes, 8.500% due 9/1/14 (a)	366,625
650,000	Ply Gem Industries Inc., Sr. Sub. Notes, 9.000% due 2/15/12 (a)	656,500
		1,927,375
Manufacturing — 7.0%
350,000	Alliant Techsystems Inc., Sr. Sub. Notes, 8.500% due 5/15/11	382,375
325,000	Argo Technology Corp., Sr. Notes, 9.250% due 6/1/11 (a)	344,500
900,000	Blount, Inc., Sr. Sub. Notes, 13.000% due 8/1/09	964,125
575,000	Case New Holland, Inc., Sr. Notes, 9.250% due 8/1/11 (a)	638,250
536,000	Dunlop Stand Aerospace Holdings PLC, Sr. Notes, 11.875% due 5/15/09 (a)	570,840
400,000	Flowserve Corp., Sr. Sub. Notes, 12.250% due 8/15/10	456,000
600,000	INVENSYS Plc, Sr. Notes, 9.875% due 3/15/11 (a)	612,000
500,000	Key Plastics, Inc., Sr. Sub. Notes, Series B, 10.250% due 3/15/07 (b)	625
525,000	Keystone Automotive Operations Inc., Sr. Sub. Notes, 9.750% due 11/1/13	568,312
750,000	L-3 Communications Corp., Sr. Sub. Notes, 7.625% due 6/15/12	815,625
200,000	Motors & Gears Inc., Sr. Notes, Series D, 10.750% due 11/15/06	185,000
450,000	NMHG Holding Co., Sr. Notes, 10.000% due 5/15/09	497,250
150,000	Park-Ohio Industries Inc., Sr. Sub. Notes, 9.250% due 12/1/07	153,000

See Notes to Financial Statements.

Schedules of Investments

August 31, 2004 (unaudited) (continued)

Salomon Brothers Institutional High Yield Bond Fund

Face Amount	Security	Value
Manufacturing — 7.0% (continued)
$700,000	Sensus Metering Systems, Sr. Sub. Notes, 8.625% due 12/15/13 (a)	$689,500
375,000	Sequa Corp., Sr. Notes, 9.000% due 8/1/09	410,625
	Terex Corp., Sr. Sub. Notes:
200,000	9.250% due 7/15/11	225,000
350,000	Series B, 10.375% due 4/1/11	396,375
268,000	TRW Automotive Inc., Sr. Notes, 9.375% due 2/15/13	310,210
400,000	Wesco Distribution, Inc., Sr. Sub. Notes, Series B, 9.125% due 6/1/08	414,000
		8,633,612
Media — 8.5%
950,000	Atlantic Broadband Finance LLC, Sr. Sub. Notes, 9.375% due 1/15/14 (a)	900,125
	Cablevision Systems, Corp., Sr. Notes:
1,000,000	5.670% due 4/1/09 (a)	1,030,000
100,000	8.000% due 4/15/12 (a)	103,000
	Charter Communications Holdings, LLC:
	Sr. Discount Notes:
125,000	Zero coupon until 1/15/06, (13.500% thereafter), due 1/15/11	91,875
1,700,000	Zero coupon until 5/1/06, (11.750% thereafter), due 5/15/11	1,088,000
175,000	Zero coupon until 1/15/07, (12.125% thereafter), due 1/15/12	103,250
	Sr. Sub. Notes:
225,000	8.625% due 4/1/09	180,000
1,075,000	10.750% due 10/1/09	908,375
1,000,000	Dex Media Inc., Discount Notes, (zero coupon until 11/15/08, 9.000% thereafter), due 11/15/13 (a)	737,500
440,000	Dex Media West Finance, Sr. Sub. Notes, Series B, 9.875% due 8/15/13	508,200
525,000	DirecTV Holdings LLC, Sr. Notes, 8.375% due 3/15/13	599,812
583,151	Hollinger Participation Trust, Sr. Notes, Payment-in-Kind, 12.125% due 11/15/10 (a)(d)	654,429
200,000	Houghton Mifflin Co., Sr. Discount Notes, (zero coupon until 10/15/08, 11.500% thereafter), due 10/15/13	119,250
	Insight Midwest, L.P., Sr. Notes:
325,000	9.750% due 10/1/09	342,875
175,000	10.500% due 11/1/10	190,312
125,000	Lodgenet Entertainment, Sr. Sub. Debentures, 9.500% due 6/15/13	137,188
625,000	Mediacom Broadband LLC, Sr. Notes, 11.000% due 7/15/13	679,688
400,000	Nexstar Finance Holdings Inc., Sr. Discount Notes, (zero coupon until 4/1/08, 11.375% thereafter), due 4/1/13	302,500
575,000	NextMedia Operating, Inc., Sr. Sub. Notes, 10.750% due 7/1/11	646,875
100,000	R.H. Donnelley Finance Corp. I, Sr. Sub. Notes, 10.875% due 12/15/12 (a)	118,750
600,000	Radio One, Inc., Sr. Sub. Notes, Series B, 8.875% due 7/1/11	668,250
100,000	Vertis Inc., Secured Notes, 9.750% due 4/1/09	109,000
325,000	Yell Finance B.V., Sr. Discount Notes, (zero coupon until 8/1/06, 13.500% thereafter), due 8/1/11	312,000
		10,531,254
Services/Other — 5.3%
	Allied Waste North America, Inc., Series B, Sr. Notes:
1,025,000	9.250% due 9/1/12	1,155,687
1,050,000	7.375% due 4/15/14	1,025,062
325,000	Brand Services, Inc., Sr. Notes, 12.000% due 10/15/12	372,125
292,000	CB Richard Ellis Service Inc., Sr. Notes, 9.750% due 5/15/10	325,580
525,000	Cenveo Corp., Sr. Sub. Notes, 7.875% due 12/1/13	502,688
500,000	The Holt Group, Inc., Sr. Notes, 9.750% due 1/15/06 (b)	0
600,000	Iasis Healthcare, Sr. Sub. Notes, 8.750% due 6/15/14 (a)	633,000
575,000	Iron Mountain Inc., Sr. Sub. Notes, 7.750% due 1/15/15	600,875

See Notes to Financial Statements.

Schedules of Investments

August 31, 2004 (unaudited) (continued)

Salomon Brothers Institutional High Yield Bond Fund

Face Amount	Security	Value
Services/Other — 5.3% (continued)
$575,000	Ispat Inland, Sr. Secured Notes, 9.750% due 4/1/14 (a)	$616,688
275,000	Mail-Well I Corp., Sr. Notes, 9.625% due 3/15/12	303,188
	Muzak LLC:
175,000	Sr. Notes, 10.000% due 2/15/09	156,625
475,000	Sr. Sub. Notes, 9.875% due 3/15/09	342,000
500,000	Safety-Kleen Services, Inc., Sr. Sub. Notes, 9.250% due 6/1/08 (b)	1,250
500,000	SITEL Corp., Sr. Sub. Notes, 9.250% due 3/15/06	502,500
65,000	URS Corp., Sr. Sub. Notes, Series B, 12.250% due 5/1/09	69,875
		6,607,143
Technology — 1.9%
	Amkor Technologies, Inc.:
450,000	Sr. Notes, 7.125% due 3/15/11	375,750
150,000	Sr. Sub. Notes, 10.500% due 5/1/09	136,500
1,600,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	1,264,000
525,000	Seagate Technology HDD Holdings, Sr. Notes, 8.000% due 5/15/09	553,875
		2,330,125
Telecommunications — 8.3%
713,000	Alamosa (Delaware) Inc., Sr. Discount Notes, (zero coupon until 7/31/05, 12.000% thereafter), due 7/31/09	713,000
	American Tower Corp., Sr. Notes:
100,000	9.375% due 2/1/09	107,250
850,000	7.500% due 5/1/12 (a)	862,750
315,000	American Tower Escrow Corp., Sr. Discount Notes, zero coupon bond to yield 12.250% due 8/1/08	236,644
425,000	Centennial Communications Corp., Sr. Notes, 8.125% due 2/1/14 (a)	396,312
	Crown Castle International Corp., Sr. Notes:
225,000	9.375% due 8/1/11	261,000
25,000	10.750% due 8/1/11	28,187
900,000	Series B, 7.500% due 12/1/13	904,500
1,200,000	Nextel Communications, Inc., Sr. Notes, 7.375% due 8/1/15	1,260,000
600,000	Nortel Networks, Ltd., Notes, 6.125% due 2/15/06	612,000
1,000,000	Qwest Corp., Notes, 9.125% due 3/15/12 (a)	1,077,500
	Qwest Services Corp.:
190,000	Notes, 14.500% due 12/15/14 (a)	226,575
1,050,000	Sr. Sub. Debentures, 14.000% due 12/15/10 (a)	1,225,875
	SBA Communications Corp.:
225,000	Sr. Discount Notes, (zero coupon until 12/15/07, 9.750% thereafter), due12/15/11	176,625
825,000	Sr. Notes, 10.250% due 2/1/09	872,438
300,000	SpectraSite, Inc., Sr. Notes, 8.250% due 5/15/10	315,000
675,000	UbiquiTel Operating Co., Sr. Notes, 9.875% due 3/1/11	695,250
325,000	Western Wireless Corp., Sr. Notes, 9.250% due 7/15/13	335,563
		10,306,469
Transportation — 0.4%
218,938	Continental Airlines, Inc., Pass-Through Certificates, Series 981C, 6.541% due 9/15/08	187,996
300,000	Horizon Lines, LLC, Notes, 9.000% due 11/1/12 (a)	316,500
		504,496

See Notes to Financial Statements.

Schedules of Investments

August 31, 2004 (unaudited) (continued)

Salomon Brothers Institutional High Yield Bond Fund

Face Amount	Security	Value
Utilities — 6.2%
	The AES Corp.:
$125,000	Sr. Notes, 9.500% due 6/1/09	$139,687
	Sr. Sub. Notes:
950,000	9.375% due 9/15/10	1,061,625
125,000	8.875% due 2/15/11	137,500
550,000	Allegheny Energy Supply Statutory Trust 2001, Secured Notes, Series A, 10.250% due 11/15/07 (a)	607,750
900,000	Calpine Canada Energy Finance ULC, Sr. Notes, 8.500% due 5/1/08	578,250
600,000	Calpine Corp., 2nd Priority Sr. Secured Notes, 8.500% due 7/15/10 (a)	474,000
300,000	Calpine Generating Co., LLC, Secured Notes, 10.250% due 4/1/11 (a)	265,500
	Edison Mission Energy, Sr. Notes:
275,000	10.000% due 8/15/08	320,375
500,000	7.730% due 6/15/09	526,250
425,000	9.875% due 4/15/11	489,813
	Mirant Americas Generation, LLC, Sr. Notes:
225,000	7.625% due 5/1/06 (b)	188,438
225,000	9.125% due 5/1/31 (b)	187,313
1,325,000	NRG Energy, Inc., 2nd Priority Sr. Secured Notes, 8.000% due 12/15/13 (a)	1,397,875
	Reliant Resources, Inc., Sr. Secured Notes:
500,000	9.250% due 7/15/10	550,000
650,000	9.500% due 7/15/13	721,500
		7,645,876
	TOTAL CORPORATE BONDS & NOTES
	(Cost — $114,016,006)	115,771,386
COLLATERALIZED MORTGAGE OBLIGATION (b)(c) — 0.0%
370,387	Airplanes Pass-Through Trust, Series D, 10.875% due 3/15/19 (Cost — $376,652)	0
Shares
COMMON STOCK (e) — 2.2%
4,055	Axiohm Transaction Solutions, Inc. (c)	0
8,621	Indesco International, Inc. (c)	47,415
2,998	Mattress Discounters Corp. (c)	0
18,350	NTL Inc.	996,589
16,661	SpectraSite, Inc.	748,745
32,887	Telewest Global, Inc.	379,845
90,494	UnitedGlobalCom Inc., Class A Shares	615,359
	TOTAL COMMON STOCK
	(Cost — $3,500,913)	2,787,953
ESCROW SHARES (c)(e) — 0.0%
375,000	BREED Technologies, Inc., 9.250% due 4/15/08 (b)	0
250,000	Imperial Sugar Co.	0
375,000	Pillowtex Corp.	0
264,806	Vlassic Foods International Inc.	23,832
	TOTAL ESCROW SHARES
	(Cost — $0)	23,832

See Notes to Financial Statements.

Schedules of Investments

August 31, 2004 (unaudited) (continued)

Salomon Brothers Institutional High Yield Bond Fund

Shares	Security	Value
PREFERRED STOCK — 1.1%
897	Alamosa Holdings, Inc., 7.500% Cumulative Convertible, Series B	$563,092
30,000	Delphi Trust I, 8.250% Trust Preferred Securities	796,800
	TCR Holdings Corp. (c)(e):
439	Class B Shares	0
241	Class C Shares	0
636	Class D Shares	1
1,316	Class E Shares	1
	TOTAL PREFERRED STOCK
	(Cost — $1,089,681)	1,359,894

Warrants
WARRANTS (e) — 0.1%
315	American Tower Corp., (Exercise price of $0.01 per share expiring on 8/1/08. Each warrant exercisable for 14.095 shares of common stock.) (a)	58,433
250	Brown Jordan International, Inc., (Exercise price of $0.01 per share expiring on 8/15/07. Each warrant exercisable for 0.2298 shares of common stock.)	2
803,849	ContiFinancial Corp. Liquidating Trust, Units of Interest, (Represents interests in a trust in the liquidation of ContiFinancial Corp. and its affiliates.) (c)	16,077
200	Leap Wireless International, Inc., (Exercise price of $96.80 per share expiring on 4/15/10. Each warrant exercisable for 5.146 shares of common stock.) (a)(c)	0
500	Mattress Discounters Corp., (Exercise price of $0.01 per share expiring on 7/15/07. Each warrant exercisable for 4.850 shares of Class A common stock and 0.539 of Class L common stock.)	0
2,521	Pillowtex Corp., (Exercise price of $28.99 per share expiring on 11/24/09. Each warrant exercisable for 1 share of common stock.) (c)	3
500	Republic Technologies International Inc., (Exercise price of $0.01 per share expiring on 7/15/09. Each warrant exercisable for 1 share of Class D common stock.)	5
	TOTAL WARRANTS
	(Cost — $53,680)	74,520

Face Amount
REPURCHASE AGREEMENT — 0.5%
$593,000	UBS Securities Inc. dated 8/31/04, 1.580% due 9/1/04; Proceeds at maturity — $593,026; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 9.800% due 10/22/04 to 3/1/26; Market value — $604,862) (Cost — $593,000)	593,000
TOTAL INVESTMENTS — 97.2% (Cost — $119,629,932*)		120,610,585
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.8%		3,488,708
NET ASSETS — 100.0%		$124,099,293

______________

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security is currently in default.
(c)	Security is valued in accordance with fair valuation procedures.
(d)	Payment-in-kind security for which all or part of the interest earned may be paid in additional bonds.
(e)	Non-income producing security.
*	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Schedules of Investments

August 31, 2004 (unaudited) (continued)

Salomon Brothers Institutional Emerging Markets Debt Fund

Face Amount	Security	Value
FOREIGN CORPORATE BONDS — 6.0%
Germany — 1.3%
$850,000	Aries Vermogensverwaltung GmbH, Russian Federation Sovereign Credit—Linked Notes, Series C, 9.600% due 10/25/14 (a)	$956,250
Mexico — 4.7%
	PEMEX, Project Funding Master Trust:
350,000	8.500% due 2/15/08	396,375
325,000	6.125% due 8/15/08	343,687
625,000	9.125% due 10/13/10	749,688
100,000	8.000% due 11/15/11	114,250
1,325,000	7.375% due 12/15/14	1,456,175
200,000	Petroleos Mexicanos, 9.250% due 3/30/18	242,500
		3,302,675
	TOTAL FOREIGN CORPORATE BONDS
	(Cost — $3,956,627)	4,258,925
SOVEREIGN BONDS — 82.6%
Argentina — 1.2%
	Republic of Argentina:
875,000	2.438% due 3/31/23 (b)	450,625
830,000	Par Bond, 6.000% due 3/31/23 (b)	424,856
		875,481
Brazil — 24.6%
	Federal Republic of Brazil:
270,000	10.125% due 5/15/27	273,375
2,825,000	12.250% due 3/6/30	3,326,438
5,565,000	11.000% due 8/17/40	5,957,333
3,295,490	C Bonds, 8.000% due 4/15/14 (c)	3,227,520
5,096,485	DCB, Series L, 2.000% due 4/15/12 (d)	4,605,949
		17,390,615
Bulgaria — 0.9%
	Republic of Bulgaria:
113,750	2.750% due 7/28/11	113,608
548,571	2.750% due 7/28/12	547,886
		661,494
Colombia — 4.9%
	Republic of Colombia:
25,000	9.750% due 4/23/09	27,953
175,000	10.500% due 7/9/10	201,250
925,000	10.750% due 1/15/13	1,068,375
1,240,000	11.750% due 2/25/20	1,517,449
465,000	8.125% due 5/21/24	425,474
200,000	10.375% due 1/28/33	218,999
		3,459,500
Costa Rica — 0.4%
250,000	Republic of Costa Rica, 8.050% due 1/31/13 (a)	256,875

See Notes to Financial Statements.

Schedules of Investments

August 31, 2004 (unaudited) (continued)

Salomon Brothers Institutional Emerging Markets Debt Fund

Face Amount	Security	Value
Dominican Republic — 0.1%
$90,000	Dominican Republic, 9.500% due 9/27/06	$69,300
Ecuador — 4.9%
	Republic of Ecuador:
2,335,000	12.000% due 11/15/12	2,283,630
1,530,000	8.000% due 8/15/30 (d)	1,206,787
		3,490,417
El Salvador — 0.3%
185,000	Republic of El Salvador, 7.750% due 1/24/23	198,061
Malaysia — 0.5%
	Malaysia:
100,000	8.750% due 6/1/09	120,274
225,000	7.500% due 7/15/11	264,012
		384,286
Mexico — 4.8%
	United Mexican States:
1,525,000	6.625% due 3/3/15	1,609,638
200,000	11.375% due 9/15/16	293,250
195,000	8.300% due 8/15/31	223,909
1,200,000	7.500% due 4/8/33	1,272,300
		3,399,097
Panama — 1.0%
	Republic of Panama:
290,000	9.375% due 1/16/23	316,100
300,000	8.875% due 9/30/27	311,999
92,590	IRB, 2.750% due 7/17/14 (d)	89,349
		717,448
Peru — 4.3%
	Republic of Peru:
200,000	9.125% due 2/21/12	220,000
425,000	9.875% due 2/6/15	479,188
2,660,000	FLIRB, 4.500% due 3/7/17 (d)	2,314,200
		3,013,388
The Philippines — 4.5%
	Republic of the Philippines:
425,000	8.375% due 2/15/11	432,438
500,000	9.000% due 2/15/13	517,175
375,000	8.875% due 3/17/15	378,975
225,000	9.375% due 1/18/17	238,073
325,000	9.875% due 1/15/19	341,250
1,150,000	10.625% due 3/16/25	1,272,188
		3,180,099
South Africa — 1.4%
	Republic of South Africa:
150,000	9.125% due 5/19/09	178,969
750,000	6.500% due 6/2/14	793,125
		972,094

See Notes to Financial Statements.

Schedules of Investments

August 31, 2004 (unaudited) (continued)

Salomon Brothers Institutional Emerging Markets Debt Fund

Face Amount	Security	Value
Russia — 20.2%
	Russian Federation:
$1,785,000	11.000% due 7/24/18	$2,338,350
1,900,000	12.750% due 6/24/28	2,888,000
9,450,000	5.000% due 3/31/30 (d)	9,060,188
		14,286,538
Turkey — 4.8%
	Republic of Turkey:
715,000	12.375% due 6/15/09	886,600
75,000	11.750% due 6/15/10	92,625
1,025,000	11.500% due 1/23/12	1,265,875
275,000	11.000% due 1/14/13	335,500
575,000	9.500% due 1/15/14	649,750
150,000	11.875% due 1/15/30	204,000
		3,434,350
Venezuela — 3.8%
	Republic of Venezuela:
500,000	5.375% due 8/7/10	438,375
300,000	10.750% due 9/19/13	327,750
800,000	9.250% due 9/15/27	747,000
1,225,000	9.375% due 1/13/34	1,129,450
71,425	FLIRB, 2.063% due 3/31/07 (d)	70,532
		2,713,107
	TOTAL SOVEREIGN BONDS
	(Cost — $54,533,897)	58,502,150
U.S. GOVERNMENT OBLIGATION — 6.4%
4,500,000	U.S. Treasury Notes, 4.250% due 8/15/14 (Cost — $4,516,172)	4,546,409
LOAN PARTICIPATIONS (d)(e) — 1.5%
Morocco — 1.5%
1,081,024	Kingdom of Morocco, Tranche A, 2.780% due 1/2/09 (Merrill Lynch, Pierce, Fenner & Smith J.P. Morgan Chase & Co., UBS Financial Services Inc.) (Cost — $987,245)	1,064,809

Rights
RIGHTS (f)(g) — 0.0%
37,840	Venezuela Discount Rights (Cost — $0)	0

Face Amount
REPURCHASE AGREEMENT — 0.7%
$476,000	UBS Securities Inc. dated 8/31/04, 1.580% due 9/1/04; Proceeds at maturity — $476,021; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 9.800% due 10/22/04 to 3/1/26; Market value — $485,521) (Cost — $476,000)	476,000
TOTAL INVESTMENTS — 97.2% (Cost — $64,469,941*)		68,848,293
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.8%		1,994,631
NET ASSETS — 100.0%		$70,842,924

See Notes to Financial Statements.

Schedules of Investments

August 31, 2004 (unaudited) (continued)

Salomon Brothers Institutional Emerging Markets Debt Fund

Face Amont	Security	Value
LOANED SECURITIES COLLATERAL
$2,358,000	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $2,358,000)	$2,358,000

______________

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security is currently in default.
(c)	All or a portion of this security is on loan (See Note 5)
(d)	Interest rate shown reflects current rate on instruments with variable rate or step coupon rates.
(e)	Participation interest was acquired through the financial institutions indicated parenthetically.
(f)	Non-income producing security.
(g)	Security is valued in accordance with fair valuation procedures.
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

C Bonds — Capitalization Bond

DCB      — Debt Conversion Bond

FLIRB   — Front-Loaded Interest Reduction Bond

IRB        — Interest Reduction Bond

See Notes to Financial Statements.

Statements of Assets and Liabilities

August 31, 2004 (unaudited)

	High Yield Bond Fund	Emerging Markets Debt Fund
ASSETS:
Investments, at value (Cost — $119,629,932 and $64,469,941, respectively)	$120,610,585	$68,848,293
Loaned securities collateral, at value (Cost — $2,358,000) (Note 3)	—	2,358,000
Cash	723	808
Interest receivable	2,567,735	1,218,012
Receivable for securities sold	845,600	6,606,556
Receivable for Fund shares sold	238,810	—
Prepaid expenses	4,094	2,345
Total Assets	124,267,547	79,034,014
LIABILITIES:
Payable for Fund shares reacquired	78,088	—
Management fees payable	34,465	24,017
Administration fees payable	5,309	2,767
Payable for securities purchased	—	5,736,976
Payable for loaned securities collateral (Note 3)	—	2,358,000
Accrued expenses	50,392	69,330
Total Liabilities	168,254	8,191,090
Total Net Assets	$124,099,293	$70,842,924
NET ASSETS:
Par value of capital shares*	$17,259	$10,876
Capital paid in excess of par value	124,426,442	61,724,587
Undistributed net investment income	5,964,754	2,249,905
Accumulated net realized gain (loss) from investment transactions	(7,289,815)	2,479,204
Net unrealized appreciation of investments	980,653	4,378,352
Total Net Assets	$124,099,293	$70,842,924
Shares Outstanding	17,259,096	10,875,975
Net Asset Value, per share	$7.19	$6.51

*            Authorized shares of 10,000,000,000 for the Institutional Series Funds, with a par value of $0.001.

See Notes to Financial Statements.

Statements of Operations

For the Six Months Ended August 31, 2004 (unaudited)

	High Yield Bond Fund	Emerging Markets Debt Fund
INVESTMENT INCOME:
Interest	$5,074,141	$1,955,284
Dividends	68,842	—
Total Investment Income	5,142,983	1,955,284
EXPENSES:
Management fees (Note 2)	306,694	166,607
Administration fees (Note 2)	30,669	11,900
Custody	26,252	14,494
Shareholder communications	23,450	17,881
Directors’ fees	17,292	13,324
Audit.	15,876	25,817
Legal	10,171	7,667
Registration fees	4,528	2,824
Insurance	1,383	1,211
Transfer agency services	1,340	710
Other	3,224	2,411
Total Expenses	440,879	264,846
Less: Management fee waiver (Note 2)	(103,515)	(86,339)
Net Expenses	337,364	178,507
Net Investment Income.	4,805,619	1,776,777
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3):
Net realized gain from investment transactions	1,008,048	1,158,924
Change in net unrealized appreciation (depreciation) of investments	(1,478,618)	669,464
Net Gain (Loss) on Investments	(470,570)	1,828,388
Increase in Net Assets From Operations	$4,335,049	$3,605,165

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended August 31, 2004 (unaudited)
and the Year Ended February 29, 2004

Salomon Brothers Institutional High Yield Bond Fund

	August 31	February 29
OPERATIONS:
Net investment income	$4,805,619	$7,044,813
Net realized gain	1,008,048	3,975,561
Increase (decrease) in net unrealized appreciation	(1,478,618)	6,145,638
Increase in Net Assets From Operations	4,335,049	17,166,012
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(7,402,590)
Decrease in Net Assets From Distributions to Shareholders	—	(7,402,590)
FUND SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares	34,705,367	100,494,856
Net asset value of shares issued for reinvestment of distributions	—	6,897,197
Cost of shares reacquired	(34,262,789)	(90,374,769)
Increase in Net Assets From Fund Share Transactions	442,578	17,017,284
Increase in Net Assets	4,777,627	26,780,706
NET ASSETS:
Beginning of period	119,321,666	92,540,960
End of period*	$124,099,293	$119,321,666
* Includes undistributed net investment income of:	$5,964,754	$1,159,135

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended August 31, 2004 (unaudited)
and the Year Ended February 29, 2004

Salomon Brothers Institutional Emerging Markets Debt Fund

	August 31	February 29
OPERATIONS:
Net investment income	$1,776,777	$3,603,657
Net realized gain	1,158,924	6,677,346
Increase in net unrealized appreciation	669,464	668,581
Increase in Net Assets From Operations	3,605,165	10,949,584
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(4,218,275)
Net realized gains	—	(6,632,583)
Decrease in Net Assets From Distributions to Shareholders	—	(10,850,858)
FUND SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares	38,779,733	1,138,982
Net asset value of shares issued for reinvestment of distributions	—	10,849,619
Cost of shares reacquired	(12,370,905)	(27,363,460)
Increase (Decrease) in Net Assets From Fund Share Transactions	26,408,828	(15,374,859)
Increase (Decrease) in Net Assets	30,013,993	(15,276,133)
NET ASSETS:
Beginning of period	40,828,931	56,105,064
End of period*	$70,842,924	$40,828,931
* Includes undistributed net investment income of:	$2,249,905	$473,128

See Notes to Financial Statements.

Financial Highlights

For a share of capital stock outstanding throughout each year ended February 28, unless otherwise noted:

High Yield Bond Fund

	2004(1)(2)		2004(2)(3)	2003(2)	2002(2)	2001(2)	2000(2)(4)
Net Asset Value, Beginning of Period	$6.95		$6.21	$6.10	$6.44	$7.60	$8.60
Income (Loss) From Operations:
Net investment income	0.27		0.57	0.57	0.59	0.78	0.80
Net realized and unrealized gain (loss)	(0.03)		0.85	0.06	(0.46)	(0.94)	(1.11)
Total Income (Loss) From Operations	0.24		1.42	0.63	0.13	(0.16)	(0.31)
Less Distributions From:
Net investment income	—		(0.68)	(0.52)	(0.47)	(1.00)	(0.69)
Total Distributions	—		(0.68)	(0.52)	(0.47)	(1.00)	(0.69)
Net Asset Value, End of Period	$7.19		$6.95	$6.21	$6.10	$6.44	$7.60
Total Return	3.5	%‡	23.4%	10.5%	2.1%	(1.2)%	(3.7)%
Net Assets, End of Period (000s)	$124,099		$119,322	$92,541	$66,330	$19,411	$51,415
Ratios to Average Net Assets:
Expenses (5)	0.55	%†	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	7.84	†	8.38	9.15	9.09	10.59	9.70
Portfolio Turnover Rate	25%		79%	45%	59%	80%	39%
Before waiver of management fee, expenses reimbursed by SBAM and credits earned from the custodian, net investment income per share and expense ratios would have been:
Net investment income per share	$0.27		$0.55	$0.55	$0.58	$0.75	$0.77
Expense ratio	0.72	%†	0.79%	0.75%	0.74%	0.96%	0.89%

______________

(1)	For the six months ended August 31, 2004 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	For the year ended February 29, 2004.
(4)	For the year ended February 29, 2000.
(5)	The ratio of expenses to average net assets will not exceed 0.55%, as a result of a voluntary expense limitation, which may be terminated at any time.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

Financial Highlights
(continued)

For a share of capital stock outstanding throughout each year ended February 28, unless otherwise noted:

Emerging Markets Debt Fund

	2004(1)(2)		2004(2)(3)	2003(2)	2002(2)	2001(2)	2000(2)(4)
Net Asset Value, Beginning of Period	$6.27		$6.61	$6.71	$6.39	$6.31	$4.95
Income From Operations:
Net investment income (5)	0.23		0.56	0.65	0.69	0.79	0.65
Net realized and unrealized gain (5)	0.01		1.02	0.10	0.20	0.01	1.32
Total Income From Operations	0.24		1.58	0.75	0.89	0.80	1.97
Less Distributions From:
Net investment income	—		(0.75)	(0.85)	(0.57)	(0.72)	(0.61)
Net realized gains	—		(1.17)	—	—	—	—
Total Distributions	—		(1.92)	(0.85)	(0.57)	(0.72)	(0.61)
Net Asset Value, End of Period	$6.51		$6.27	$6.61	$6.71	$6.39	$6.31
Total Return	3.8	%‡	24.9%	12.1%	14.5%	13.4%	40.4%
Net Assets, End of Period (000s)	$70,843		$40,829	$56,105	$105,691	$63,191	$62,429
Ratios to Average Net Assets:
Expenses (6)	0.75	%†	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (5)	7.47	†	8.07	10.10	10.64	12.44	11.12
Portfolio Turnover Rate	91%		134%	178%	186%	266%	203%
Before waiver of management fee, expenses reimbursed by SBAM and credits earned from the custodian, net investment income per share and expense ratios would have been:
Net investment income per share	$0.22		$0.53	$0.64	$0.68	$0.78	$0.63
Expense ratio	1.11	%†	1.13%	0.95%	0.92%	1.02%	1.02%

______________

(1)	For the six months ended August 31, 2004 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	For the year ended February 29, 2004.
(4)	For the year ended February 29, 2000.
(5)

Effective March 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended February 28, 2002, the ratio of net investment income to average net assets would have been 10.68%. Per share information, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized gain per share was less than $0.01.

(6)	The ratio of expenses to average net assets will not exceed 0.75%, as a result of a voluntary expense limitation, which may be terminated at any time.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

Notes to Financial Statements

(unaudited)

1. Organization and Significant Accounting Policies

Salomon Brothers Institutional High Yield Bond Fund (“High Yield Bond Fund”) and Salomon Brothers Institutional Emerging Markets Debt Fund (“Emerging Markets Debt Fund”) are funds constituting the Salomon Brothers Institutional Series Funds Inc (“Series”). The Series is an open-end investment company incorporated in Maryland on January 19, 1996.

The following is a summary of the significant accounting policies consistently followed by the Series and is in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Securities listed or traded on national securities exchanges, or reported on the NASDAQ national market system, are valued at the last sale price, or if there have been no sales on that day, at the mean of the current bid and asked prices which represent the current value of the security. Over-the-counter securities are valued at the mean between the current bid and asked prices. Debt securities are valued by using either market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Publicly traded sovereign bonds are typically traded internationally on the over-the-counter market and are valued at the mean of the last current bid and asked price as of the close of business of that market. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term securities with less than 60 days remaining to maturity when acquired by the Fund are valued at amortized cost which approximates market value. If the Fund acquires such securities with more than 60 days remaining to maturity, they will be valued at current market value until the 60th day prior to maturity, and will then be valued on an amortized cost basis.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that the custodian take possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Option Contracts. When a Fund writes or purchases a call or a put option, an amount equal to the premium received or paid by the Fund is recorded as a liability or asset, the value of which is marked-to-market daily to reflect the current market value of the option. When the option expires, the Fund realizes a gain or loss equal to the amount of the premium received or paid. When the Fund enters into a closing transaction by purchasing or selling an offsetting option, it realizes a gain or loss without regard to any unrealized gain or loss on the underlying security. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium received reduces the cost of the security that the Fund purchased upon exercise of the option.

(d) Forward Foreign Currency Contracts. Each Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the value of portfolio securities. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a

Notes to Financial Statements
(unaudited) (continued)

forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

(e) Securities Lending. The High Yield Bond Fund and Emerging Markets Debt Fund may lend securities to brokers, dealers and other financial organizations. Each Fund has an agreement with its custodian whereby the custodian may lend securities owned by each Fund to brokers, dealers and other financial organizations. Fees earned by each Fund on securities lending are recorded as interest income. Loans of securities by each Fund are collateralized by cash or other liquid securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. Each Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral. The Funds also maintain exposure for the risk of any loss in the investment securities loaned. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

(f) Loan Participations. Each Fund may invest in fixed and floating rate loans arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“lender”). In connection with purchasing loan participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. The Fund may have difficulty disposing of participations because the market for such instruments is not highly liquid.

(g) Investment Transactions and Investment Income. Investment transactions are recorded as of the trade date. Interest income, including the accretion of discounts or amortization of premiums, is recognized when earned. Gains or losses on sales of securities are calculated for financial accounting and Federal income tax purposes on the identified cost basis.

(h) Foreign Currency Translation. The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the statements of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.

(i) Dividends and Distributions to Shareholders. Each fund declares dividends from net investment income annually. Distributions of net realized gains to shareholders of each Fund, if any, are declared at least annually. Dividends and distributions to shareholders of each Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from GAAP due primarily to differences in the treatment of foreign currency gains/losses, deferral of wash sales, and post-October losses incurred by each Fund. Permanent book/tax differences are reclassified within the capital accounts based on their federal income tax basis treatment; temporary differences do not require reclassifications. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Notes to Financial Statements
(unaudited) (continued)

(j) Expenses. Direct expenses are charged to the Fund that incurred them, and general expenses of the Series are allocated to the Funds based on each Funds relative net assets.

(k) Federal Income Taxes. Each Fund has complied and intends to continue to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and distributed substantially all of its income, including any net realized gains, to shareholders. Therefore, no Federal income tax or excise tax provision is required for such Funds.

2. Management Fee and Other Agreements

Each Fund retains Salomon Brothers Asset Management Inc (“SBAM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), to act as investment manager of each Fund. Among other things, SBAM furnishes the Funds with office space and certain services and facilities required for conducting the business of the Funds, and pays the compensation of its officers. The management fee for these services for each Fund is based on the following annual percentages of each Fund’s average daily net assets: 0.50% for the High Yield Bond Fund and 0.70% for the Emerging Markets Debt Fund. These fees are calculated daily and paid monthly.

During the six months ended August 31, 2004, the High Yield Bond Fund and Emerging Markets Debt Fund had voluntary expense limitations in place of 0.55% and 0.75%, resulting in waived management fees of $103,515 and $86,339, respectively. These expense limitations can be terminated at any time by SBAM.

Smith Barney Fund Management LLC (“SBFM”), another indirect wholly-owned subsidiary of Citigroup and an affiliate of SBAM, acts as administrator of each Fund. For its services, SBFM receives a fee calculated at an annual rate of 0.05% of each Funds average daily net assets. These fees are calculated daily and paid monthly.

Citigroup Global Markets Inc., another indirect wholly-owned subsidiary of Citigroup, acts as the Funds distributor.

3. Investments

During the six months ended August 31, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

	High Yield Bond Fund	Emerging Markets Debt Fund
Purchases	$32,760,060	$69,297,875
Sales	$29,176,410	$42,816,367

At August 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

	High Yield Bond Fund	Emerging Markets Debt Fund
Gross unrealized appreciation	$6,454,154	$4,526,486
Gross unrealized depreciation	(5,473,501)	(148,134)
Net unrealized appreciation	$980,653	$4,378,352

Notes to Financial Statements
(unaudited) (continued)

At August 31, 2004, the Emerging Markets Debt Fund held loan participations with a total cost of $987,245.

At August 31, 2004, Emerging Markets Debt Fund loaned securities having a market value of $2,020,577 and received cash collateral amounting to $2,358,000, which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

For the six months ended August 31, 2004, income earned from securities lending by Emerging Markets Debt Fund was $3,218.

At August 31, 2004, the High Yield Bond Fund did not have any securities on loan.

4. Portfolio Investment Risks

Credit and Market Risk. Funds that invest in emerging markets and high-yield debt instruments are subject to certain credit and market risks. The yields of debt obligations reflect, among other things, perceived credit risk. Securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes in emerging market countries may have disruptive effects on the market prices of investments held by the Funds. The Funds’ investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Financial Instruments with Off-Balance Sheet Risk. Each Fund may enter into forward foreign currency contracts (“forward contracts”) to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. Forward contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. The High Yield Bond Fund and Emerging Markets Debt Fund may invest in instruments whose values and interest rates may be linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which it is indexed. These securities are generally more volatile in nature and the risk of loss of principal is greater.

Foreign securities and currency transactions involve certain considerations and risks not typically associated with those of U.S. Dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Consistent with their investment objectives, certain Funds may invest in instruments whose values and interest rates may be linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which it is indexed. These securities are generally more volatile in nature and the risk of loss of principal is greater.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. A risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Notes to Financial Statements
(unaudited) (continued)

In connection with purchasing loan participations, the Fund generally will have no right to enforce compliance by the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

5. Capital Stock

At August 31, 2004, the Series had 10,000,000,000 shares of authorized capital stock, par value $0.001 per share.

Transactions in Fund shares for the periods indicated were as follows:

For the Six Months Ended August 31, 2004:

	High Yield Bond Fund	Emerging Markets Debt Fund
Shares sold	5,014,606	6,355,528
Shares reacquired	(4,913,690)	(1,986,241)
Net Increase	100,916	4,369,287

For the Year Ended February 29, 2004:

	High Yield Bond Fund	Emerging Markets Debt Fund
Shares sold	14,481,656	156,058
Shares issued for reinvestment of distributions	1,014,294	1,710,018
Shares reacquired	(13,236,600)	(3,849,646)
Net Increase (Decrease)	2,259,350	(1,983,570)

6. Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the funds investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and two other individuals, one of whom is an employee and the other of whom is a former employee of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractors business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

Notes to Financial Statements
(unaudited) (continued)

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds. As previously disclosed, CAM has already agreed to pay the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee.

The Funds did not implement the contractual arrangement described above and therefore will not receive any portion of the payment.

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Salomon Brothers Institutional Series Funds Inc

DIRECTORS
Carol L. Colman
Daniel P. Cronin
Leslie H. Gelb
R. Jay Gerken, CFA
William R. Hutchinson
Riordan Roett
Jeswald W. Salacuse

OFFICERS

R. Jay Gerken, CFA
Chairman, President and
Chief Executive Officer

Andrew B. Shoup
Senior Vice President and
Chief Administrative Officer

Frances M. Guggino
Chief Financial Officer and
Treasurer

James E. Craige, CFA
Executive Vice President

Thomas K. Flanagan, CFA
Executive Vice President

Kevin Kennedy
Executive Vice President

Beth A. Semmel, CFA
Executive Vice President

Peter J. Wilby, CFA
Executive Vice President

Andrew Beagley
Chief Anti-Money Laundering
Compliance Officer and Chief
Compliance Officer

Wendy S. Setnicka
Controller

Robert I. Frenkel
Secretary and
Chief Legal Officer

INVESTMENT MANAGER
Salomon Brothers Asset Management Inc
399 Park Avenue
New York, New York 10022

TELEPHONE
1-800-SALOMON, Toll Free

DISTRIBUTOR
Citigroup Global Markets Inc.

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

DIVIDEND DISBURSING AND TRANSFER AGENT
PFPC Inc.
P.O. Box 9764
Providence, RI 02940-9764

LEGAL COUNSEL
Simpson Thacher & Bartlett LLP
425 Lexington Avenue
New York, New York 10017-3909

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1177 Avenue of the Americas

New York, New York 10036

Salomon Brothers Institutional Series Funds Inc

High Yield Bond Fund

Emerging Markets Debt Fund

The Funds are separate investment funds of the Salomon Brothers Institutional Series Funds Inc, a Maryland corporation.

This document must be preceded or accompanied by a free prospectus. Investors should consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D. C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-446-1013.

Information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-446-1013, (2) on the Fund’s website at www.citigroupAM.com and (3) on the SEC’s website at www.sec.gov.

SALOMON BROTHERS ASSET MANAGEMENT 399 Park Avenue New York, New York 10022 www.sbam.com
SALOMON
BROTHERS
Asset Management
©2004 Citigroup Global Markets Inc. Member NASD, SIPC INSTSEMI 8/04 04-7246

ITEM 2.	CODE OF ETHICS. Not applicable.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable.
ITEM 6.	[RESERVED]
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.
ITEM 8.	[RESERVED]
ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. Not applicable.
ITEM 10.	CONTROLS AND PROCEDURES.
(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.
(a)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002
Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Institutional Series Funds Inc
By:	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer of Salomon Brothers Institutional Series Funds Inc

Date:  November 12, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer of Salomon Brothers Institutional Series Funds Inc

Date:  November 12, 2004

By:	/s/ Frances M. Guggino
Frances M. Guggino Chief Financial Officer of Salomon Brothers Institutional Series Funds Inc

Date:  November 12, 2004